CONVERTIBLE NOTES - Key assumptions used in determining fair value of 2025 Convertible Note (Details) - 2025 Convertible Notes	Jun. 30, 2025
Maximum
CONVERTIBLE NOTES
Measurement input	0.5634
Minimum
CONVERTIBLE NOTES
Measurement input	0.5337
Risk-free interest rate | Maximum
CONVERTIBLE NOTES
Measurement input	0.039
Risk-free interest rate | Minimum
CONVERTIBLE NOTES
Measurement input	0.0369
Bond yields | Maximum
CONVERTIBLE NOTES
Measurement input	0.1838
Bond yields | Minimum
CONVERTIBLE NOTES
Measurement input	0.1804